Vessels, Port Terminals and Other Fixed Assets, Net - Navios Containers (Details) - USD ($) $ in Thousands	4 Months Ended	11 Months Ended	12 Months Ended
	Apr. 23, 2019	Dec. 07, 2018	Dec. 31, 2019	Dec. 17, 2018
Navios Constellation Containership
Property Plant And Equipment [Line Items]
Year Built			2011
Vessel capacity in TEU			10,000 TEU
Vessel acquisition cost	$ 53,097
Bermuda Containership
Property Plant And Equipment [Line Items]
Year Built			2010
Vessel capacity in TEU			4,360 TEU
Vessel acquisition cost				$ 11,098
Capitalized interest costs				$ 398
Bahamas Containership
Property Plant And Equipment [Line Items]
Year Built			2010
Vessel capacity in TEU			4,360 TEU
Vessel acquisition cost		$ 13,422
Capitalized interest costs		$ 522